Goodwill (Details) - Schedule of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of goodwill [Abstract]
Balance at the beginning of the year		$ 2,844
Impairment		(2,844)
Balance at the end of the year